FINANCIAL INSTRUMENTS - Foreign Currency Risk Management (Details) kr in Millions, $ in Millions	Dec. 31, 2025 NOK (kr)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Derivative [Line Items]
Debt amount		$ 800.0	$ 500.0
Designated as hedging instrument | Cross currency interest rate contract due September 2029
Derivative [Line Items]
Debt amount	kr 750	$ 69.4